Taxation - Reconciliation of Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
(Loss) / income for the period before tax	$ (7,034,206)	$ 2,065,048
Tax rate (as a percent)	0.00%	0.00%
Accounting loss before tax multiplied by the standard rate of corporation tax in the Isle of Man of 0% (2025: 0%)	$ 0	$ 0
Other permanent differences	309,258	373,873
Movement in deferred tax not recognized	1,060,883	1,316,755
Adjustment in respect of prior periods	58,504	0
Difference in overseas tax rates	(1,536,913)	(1,871,444)
Total	$ (108,268)	$ (180,816)